Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses	$ 1,128,000	$ 982,000	$ 65,973
Prepaid contract research costs	185,000	262,000
Research and development tax credit	692,000	579,000
Value added tax receivable	1,574,000	5,633,000
Deferred financing costs		3,855,000
Prepaid expenses and other current assets	$ 6,753,000	14,203,000
Gelesis
Prepaid expenses		3,874,000	1,024,000
Prepaid contract research costs		262,000	169,000
Research and development tax credit		579,000	1,131,000
Value added tax receivable		5,633,000	4,315,000
Deferred financing costs		3,855,000	38,000
Prepaid expenses and other current assets		$ 14,203,000	$ 6,677,000